Schedule of Investments (unaudited) August 31, 2020	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.4%
Banco do Brasil SA	2,303,273	$13,810,809
Locaweb Servicos de Internet SA(a)(b)	961,331	10,782,840

		24,593,649

Canada — 3.5%
Canadian National Railway Co.	241,906	25,419,279

China — 5.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1,537,000	16,409,634
Weimob, Inc.(a)(b)(c)	7,216,000	12,071,927
Wuxi Biologics Cayman, Inc.(a)(b)	508,000	13,152,129

		41,633,690

France — 7.2%
Schneider Electric SE	136,821	16,920,794
Ubisoft Entertainment SA(b)	243,153	20,011,017
Worldline SA(a)(b)	164,847	15,173,158

		52,104,969

Germany — 5.0%
Volkswagen AG, Preference Shares(b)	215,618	36,064,614

Iceland — 2.4%
Marel HF	3,358,059	17,393,642

Ireland — 1.5%
Ryanair Holdings PLC, ADR(b)	137,184	11,098,186

Italy — 3.4%
Intesa Sanpaolo SpA(b)	11,477,357	24,705,025

Japan — 15.2%
FANUC Corp.	179,900	31,560,296
Recruit Holdings Co. Ltd.	1,199,200	45,450,299
Sony Corp.	425,100	33,287,202

		110,297,797

Macau — 2.4%
Wynn Macau Ltd.(b)	9,281,600	17,422,460

Mexico — 1.8%
Grupo Financiero Banorte SAB de CV, Class O(b)	3,802,521	13,067,799

Netherlands — 5.6%
Heineken NV	288,087	26,642,980
Koninklijke DSM NV	88,646	14,196,719

		40,839,699

Portugal — 1.3%
Banco Comercial Portugues SA, Class R(b)	77,935,183	9,223,542

Russia — 2.1%
Sberbank of Russia PJSC, ADR(b)	1,263,424	15,180,904

Singapore — 1.2%
Sea Ltd., ADR(b)(c)	58,156	8,886,818

South Korea — 3.6%
LG Chem Ltd.	41,989	26,116,846

Spain — 1.5%
Masmovil Ibercom SA(b)	399,554	10,714,515

Security	Shares		Value

Sweden — 3.1%
Volvo AB, B Shares(b)		1,162,120	$22,259,764

Switzerland — 3.2%
Roche Holding AG		66,730	23,343,424

United Kingdom — 10.7%
Burberry Group PLC		1,256,279	23,986,312
Unilever NV		665,924	38,694,469
Vodafone Group PLC		10,245,716	15,022,777

			77,703,558

United States — 15.2%
Cadence Design Systems, Inc.(b)		173,955	19,293,349
Marvell Technology Group Ltd.		388,666	15,072,468
Mondelez International, Inc., Class A		342,726	20,022,053
Otis Worldwide Corp.		342,826	21,563,755
PayPal Holdings, Inc.(b)		166,629	34,015,644

			109,967,269

Total Long-Term Investments — 99.0% (Cost: $593,935,896)			718,037,449

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%(d)(e)		8,737,906	8,737,906
SL Liquidity Series, LLC, Money Market Series, 0.31%(d)(e)(f)		8,154,706	8,158,784

			16,896,690

	Par (000)

Time Deposits — 0.0%

United Kingdom — 0.0%
Deutsche Bank, (0.69)%, 09/01/20 (Cost: $71,310)	EUR	60	71,934

Total Short-Term Securities — 2.3% (Cost: $16,967,993)			16,968,624

Total Investments — 101.3% (Cost: $610,903,889)			735,006,073

Liabilities in Excess of Other Assets — (1.3)%			(9,571,101)

Net Assets — 100.0%			$725,434,972

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,663,842	$—	$(1,925,936	)(a)	$—	$—	$8,737,906	8,737,906	$2,980		$—
SL Liquidity Series, LLC, Money Market Series	14,478,848	—	(6,315,544	)(a)	2,592	(7,112)	8,158,784	8,154,706	12,202	(b)	—

					$2,592	$(7,112)	$16,896,690		$15,182		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$24,593,649	$—	$—	$24,593,649
Canada	25,419,279	—	—	25,419,279
China	—	41,633,690	—	41,633,690
France	—	52,104,969	—	52,104,969
Germany	—	36,064,614	—	36,064,614
Iceland	—	17,393,642	—	17,393,642
Ireland	11,098,186	—	—	11,098,186
Italy	—	24,705,025	—	24,705,025
Japan	—	110,297,797	—	110,297,797
Macau	—	17,422,460	—	17,422,460
Mexico	13,067,799	—	—	13,067,799

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock International Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Netherlands	$—	$40,839,699	$—	$40,839,699
Portugal	—	9,223,542	—	9,223,542
Russia	—	15,180,904	—	15,180,904
Singapore	8,886,818	—	—	8,886,818
South Korea	—	26,116,846	—	26,116,846
Spain	—	10,714,515	—	10,714,515
Sweden	—	22,259,764	—	22,259,764
Switzerland	—	23,343,424	—	23,343,424
United Kingdom	—	77,703,558	—	77,703,558
United States	109,967,269	—	—	109,967,269
Short-Term Securities
Money Market Funds	8,737,906	—	—	8,737,906
Time Deposits	—	71,934	—	71,934

	$201,770,906	$525,076,383	$—	726,847,289

Investments Valued at NAV(a)				8,158,784

				$735,006,073

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

EUR	Euro

Portfolio Abbreviation

ADR	American Depositary Receipt

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